Income taxes (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Income taxes current	R$ 496	R$ 782
Income taxes non-current	225	R$ 295
Deferred tax asset	11,107
Deferred tax expense (income) recognised in profit or loss	8,759
Profit or loss	R$ 2,348